Intangible Exploration and Evaluation Assets - Detailed Information About Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	$ 105,869
Intangible assets other than goodwill, ending balance	41,478	$ 105,869
Intangible exploration and evaluation assets [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	105,869	122,020
Additions	16,905	19,425
Transfer to petroleum and natural gas assets	(2,271)	(2,150)
Impairment loss	(79,025)	(33,426)
Intangible assets other than goodwill, ending balance	$ 41,478	$ 105,869